Other Financial Assets and Liabilities - Summary of Derivative Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets, Total	₩ 159,211	₩ 190,830
Less: Assets, non-current	(107,802)	(147,141)
Assets, Current	51,409	43,689
Liabilities, Total	24,547	33,555
Less: Liabilities, non-current	(23,696)	(33,555)
Liabilities, Current	851	0
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total	1,530	4,236
Liabilities, Total	191	0
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total	157,681	186,594
Liabilities, Total	₩ 24,356	₩ 33,555